INCOME TAXES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Effective tax rate	22.00%	15.00%	21.00%	21.00%